PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Prices and Generation (Details) $ / MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) € / MWh $ / MWh R$ / MWh $ / MWh	Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Revaluation increase (decrease), property, plant and equipment | $	$ (107)	$ 3,315
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Revaluation increase (decrease), property, plant and equipment | $	$ 153	$ 140
North America | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	75.00%
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	77
Estimates of future electricity prices	92
North America | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	57.00%
North America | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	30.00%
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	74
Estimates of future electricity prices	117
Colombia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	61.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	294
Estimates of future electricity prices	412
Colombia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	29.00%
Colombia | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	3.00%
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	357
Estimates of future electricity prices	600
Brazil | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	81.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	313
Estimates of future electricity prices | R$ / MWh	279
Brazil | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	70.00%
Brazil | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	40.00%
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	381
Estimates of future electricity prices | R$ / MWh	424
Europe | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	100.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	73
Estimates of future electricity prices | € / MWh	62
Europe | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	76.00%
Europe | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	47.00%
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	65
Estimates of future electricity prices | € / MWh	65